INVESTMENT UNDER EQUITY METHOD (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
SCHEDULE OF INVESTMENT
	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Share of net assets	-	362	47
Goodwill on acquisition	-	6,095	783
Less: Impairment	-	(3,900)	(501)
	-	2,557	329

SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS

The following table illustrates the summarised financial information in respect of Golden Harvest adjusted for any differences in accounting policies and reconciled to the carrying amount in the consolidated financial statements:-

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Current assets	-	18,336	2,356
Non-current assets	-	84	11
Current liabilities	-	(16,608)	(2,134)

Total comprehensive loss	-	(344)	(44)

Reconciliation of the above summarised financial information to the carrying amount of the interest in the associate recognised in these consolidated financial statements:-

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Net assets of Golden Harvest	-	1,812	233
Company’s interest in Golden Harvest	-	20%	20%
Share of net assets of Golden Harvest	-	362	47
Goodwill, net of impairment	-	2,195	282
Carrying amount of the Company’s interest in Golden Harvest	-	2,557	329